As filed with the U.S. Securities and Exchange Commission on March 6, 2023

File No. 033-47287

File No. 811-06637

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 157	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 158

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois 60606

(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: 312-525-7240

Keith A. Weller

UBS Asset Management (Americas) Inc.

One North Wacker

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on March 13, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [Date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Class P2 shares of the UBS US Dividend Ruler Fund. No other information relating to any other series or class of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 157/158 to the Registration Statement for The UBS Funds (the "Registrant") is being filed solely for the purposes of (i) delaying the effectiveness of Post-Effective Amendment Nos. 156/157, which was filed with the U.S. Securities and Exchange Commission ("SEC") via the EDGAR system pursuant to Rule 485(a)(1) on January 6, 2023 (Accession Number 0001104659-23-001794) relating solely to Class P2 shares of UBS US Dividend Ruler Fund (the "Fund") series of the Registrant ("PEA 156/157").

Accordingly, the prospectus, statement of additional information and Part C of the Registrant as filed in PEA 156/157 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 157/158 is intended to become effective on March 13, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois, on the 6th day of March 2023.

THE UBS FUNDS

By:	/s/ Igor Lasun
Igor Lasun*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Igor Lasun	President and Principal Executive Officer	March 6, 2023
Igor Lasun*

/s/ Joanne M. Kilkeary	Vice President, Principal Accounting Officer, and Treasurer	March 6, 2023
Joanne M. Kilkeary **

/s/ Adela Cepeda	Chairperson and Trustee	March 6, 2023
Adela Cepeda**

/s/ Abbie J. Smith	Trustee	March 6, 2023
Abbie J. Smith**

/s/ Muhammad Gigani	Trustee	March 6, 2023
Muhammad Gigani***

By	/s/ Keith A. Weller
Keith A. Weller, Attorney-in-Fact

* (Pursuant to Power of Attorney, incorporated herein by reference)

** (Pursuant to Powers of Attorney, incorporated herein by reference)

*** (Pursuant to Power of Attorney, incorporated herein by reference)